Consolidated Statements of Cash Flows (CAD)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Cash provided by (used in) Operating activities
Net income	335,582	1,163,295	591,304
Items not involving cash
Depreciation of property, plant and equipment	723,610	753,210	681,045
Amortization of leasehold inducement	0	0	(24,491)
Loss on disposal of assets	10,239	2,095	90,585
Stock based compensation	48,806	54,471	151,916
Change in derivative liability	(196,428)	39,304	(18,252)
Deferred income tax provision	108,964	255,408	306,652
Changes in non-cash operating working capital
Accounts receivable, net	196,205	255,067	(32,017)
Inventory, net	(730,113)	493,077	202,063
Prepaid expenses and other assets	(115,742)	133,316	(56,251)
Accounts payable	(400,130)	40,394	65,206
Net Cash Provided by (Used in) Operating Activities	(19,007)	3,189,637	1,957,760
Investing activities
Purchase of property, plant and equipment	(525,182)	(565,015)	(1,496,572)
Proceeds on disposal of assets	26,887	0	21,955
Net Cash Provided by (Used in) Investing Activities	(498,295)	(565,015)	(1,474,617)
Financing activities
Repurchase of common shares	(175,094)	(224,992)	(1,544,342)
Proceeds from issuance of common shares	76,561	84,596	59,553
Repayment of long-term debt	(75,027)	(143,347)	(134,852)
Net Cash Provided by (Used in) Financing Activities	(173,560)	(283,743)	(1,619,641)
Increase (Decrease) in cash and cash equivalents	(690,862)	2,340,879	(1,136,498)
Effect of exchange rates on cash	0	(447)	311
Cash and cash equivalents, beginning of year	2,393,784	53,352	1,189,539
Cash and cash equivalents, end of year	1,702,922	2,393,784	53,352
Supplementary disclosure of cash flow Information Cash paid (received) during the year
Interest received	(11,965)	(7,012)	(2,098)
Interest paid	1,346	9,474	18,165
Income taxes	0	0	0